SCHEDULE OF FAIR VALUE ASSUMPTIONS (Details) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2024		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Equity Classified Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield	0.00%		0.00%		0.00%	0.00%
Expected volatility minimum	55.00%	[1]	74.00%	[1]	52.00%	55.00%
Expected volatility maximum	89.00%	[1]	76.00%	[1]	76.00%	75.00%
Risk-free interest rate minimum	3.30%		3.30%		2.40%	0.75%
Risk-free interest rate maximum	5.80%		3.90%		3.10%	2.00%
Equity Classified Awards [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	2 years		4 years		5 years
Exercise price (USD)	$ 0.0332		$ 0.0332		$ 0.0492	$ 0.0515
Equity Classified Awards [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	7 years		7 years		7 years	6 years
Exercise price (USD)	$ 0.1545		$ 0.1178		$ 0.0755	$ 0.2116
Liability Classified Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield			0.00%		0.00%	0.00%
Expected volatility minimum			81.20%		79.60%	86.90%
Expected volatility maximum			90.90%		95.70%	95.00%
Risk-free interest rate minimum			4.97%		4.68%	1.18%
Risk-free interest rate maximum			5.35%		5.27%	1.87%
Liability Classified Awards [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)			2 years		1 year 6 months	2 years
Exercise price (USD)			$ 0.0457		$ 0.0457	$ 0.0457
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate			81.20%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			4.97%
Liability Classified Awards [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)			4 years		5 years	5 years 10 months 24 days
Exercise price (USD)			$ 0.1567		$ 0.1567	$ 0.1567
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate			90.90%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			5.35%

[1]	Volatility is based on the historical fluctuation in share prices of peer companies over similar periods to the expected life of the option until exercise date.